Organization and Principal Activities and Going Concern (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Organization and Principal Activities and Going Concern [Abstract]
Incorporated date	Dec. 13, 2017
Accumulated deficit	$ (17,387,799)	$ (14,958,678)
Operating cash flow	$ (2,946,315)	$ (9,481,722)	$ (5,252,527)